Segment Information - Schedule of Segment Results (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of operating segments [Line Items]
Net sales	[1]	€ 35,055	€ 33,821	€ 34,060	[2]
Other revenues	[1]	1,149	887	801	[2]
Cost of sales	[1]	(11,611)	(10,702)	(10,919)	[2]
Research and development expenses	[1]	(5,472)	(5,172)	(5,082)	[2]
Selling and general expenses	[1]	(10,058)	(9,486)	(9,382)	[2]
Net income attributable to non-controlling interests	[1]	(121)	(91)	(101)	[2]
Consumer healthcare segment [member]
Disclosure of operating segments [Line Items]
Net sales			3,330	3,492
New segment reporting model [member] | Pharmaceuticals [Member]
Disclosure of operating segments [Line Items]
Net sales		25,122
Other revenues		287
Cost of sales		(6,728)
Research and development expenses		(4,056)
Selling and general expenses		(5,750)
Other operating income and expenses		34
Share of profit/(loss) from investments accounted for using the equity method		233
Net income attributable to non-controlling interests		(117)
Business operating income		9,025
New segment reporting model [member] | Consumer healthcare segment [member]
Disclosure of operating segments [Line Items]
Net sales		4,832
Cost of sales		(1,648)
Research and development expenses		(123)
Selling and general expenses		(1,605)
Other operating income and expenses		94
Share of profit/(loss) from investments accounted for using the equity method		1
Net income attributable to non-controlling interests		(8)
Business operating income		1,543
New segment reporting model [member] | Vaccines [Member]
Disclosure of operating segments [Line Items]
Net sales		5,101
Other revenues		862
Cost of sales		(2,798)
Research and development expenses		(557)
Selling and general expenses		(698)
Other operating income and expenses		(107)
Share of profit/(loss) from investments accounted for using the equity method		1
Business operating income		1,804
New segment reporting model [member] | Other Segment [Member]
Disclosure of operating segments [Line Items]
Cost of sales		(271)
Research and development expenses		(736)
Selling and general expenses		(2,005)
Other operating income and expenses		(17)
Business operating income		(3,029)
New segment reporting model [member] | Reportable Segments [Member]
Disclosure of operating segments [Line Items]
Net sales		35,055
Other revenues		1,149
Cost of sales		(11,445)
Research and development expenses		(5,472)
Selling and general expenses		(10,058)
Other operating income and expenses		4
Share of profit/(loss) from investments accounted for using the equity method		235
Net income attributable to non-controlling interests		(125)
Business operating income		9,343
Previous segment reporting model [member] | Pharmaceuticals [Member]
Disclosure of operating segments [Line Items]
Net sales		29,954	29,244	29,799
Other revenues		287	274	288
Cost of sales		(8,628)	(8,349)	(8,788)
Research and development expenses		(4,835)	(4,618)	(4,530)
Selling and general expenses		(9,176)	(8,743)	(8,656)
Other operating income and expenses		180	(1)	(121)
Share of profit/(loss) from investments accounted for using the equity method		234	129	146
Net income attributable to non-controlling interests		(125)	(112)	(125)
Business operating income		7,891	7,824	8,013
Previous segment reporting model [member] | Vaccines [Member]
Disclosure of operating segments [Line Items]
Net sales		5,101	4,577	4,261
Other revenues		862	613	513
Cost of sales		(2,817)	(2,353)	(2,131)
Research and development expenses		(637)	(554)	(552)
Selling and general expenses		(881)	(743)	(726)
Other operating income and expenses		(108)	(14)	27
Share of profit/(loss) from investments accounted for using the equity method		1	48	23
Net income attributable to non-controlling interests			(1)	(1)
Business operating income		1,521	1,573	1,414
Previous segment reporting model [member] | Other Segment [Member]
Disclosure of operating segments [Line Items]
Selling and general expenses		(1)
Other operating income and expenses		(68)	(112)	(114)
Business operating income		(69)	(112)	(114)
Previous segment reporting model [member] | Reportable Segments [Member]
Disclosure of operating segments [Line Items]
Net sales		35,055	33,821	34,060
Other revenues		1,149	887	801
Cost of sales		(11,445)	(10,702)	(10,919)
Research and development expenses		(5,472)	(5,172)	(5,082)
Selling and general expenses		(10,058)	(9,486)	(9,382)
Other operating income and expenses		4	(127)	(208)
Share of profit/(loss) from investments accounted for using the equity method		235	177	169
Net income attributable to non-controlling interests		(125)	(113)	(126)
Business operating income		€ 9,343	€ 9,285	€ 9,313

[1]	The results of the Animal Health business, and the gain on the divestment of that business, are presented separately in accordance with IFRS 5 (Non-Current Assets Held for Sale and Discontinued Operations); see Notes D.1. and D.36.
[2]	Following a change in accounting presentation in 2016, VaxServe sales of non-Sanofi products are included in Other revenues. The presentation of 2015 Net sales and Other revenues has been amended accordingly (see Note B.13.).